January 14, 2011

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Convertible Securities Fund (the Trust)
File No. 33-4424

Dear Commissioners:

Enclosed is the 44th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Amendment are to 1) reflect changes to Vanguard Convertible Securities Fund’s investment strategy that eliminate the 20% limit on investment in foreign securities and permit the Fund to invest in non-U.S. dollar-denominated foreign securities in addition to U.S. dollar-denominated foreign securities, 2) replace the Bank of America Merrill Lynch All US Convertibles Index with a composite index consisting of 70% Bank of America Merrill Lynch All US Convertibles Index and 30% Bank of America Merrill Lynch Global 300 Convertibles ex-US Index as the Fund’s performance and advisor compensation benchmark, and 3) to effect a number of non-material changes.

Pursuant to Rule 485(a) (1), we have designated an effective date of March 23, 2011 for this Amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,
The Vanguard Group, Inc.

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

cc: Brion Thompson, Esq.

U.S. Securities and Exchange Commission